LOANS - Aging of Recorded Investment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	$ 1,314,066	$ 1,254,117	$ 1,087,461	$ 1,033,733
Nonaccrual	3,246	1,478		3,418
Real estate mortgages
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,085,228	1,038,511	848,104	769,694
Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	165,400	174,480		102,559
Nonaccrual	76	346		977
Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	154,143	147,490		152,212
Nonaccrual	510	167		857
Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	765,685	716,541		514,923
Nonaccrual	2,388	674		1,478
Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	219,761	206,897	230,157	254,395
Nonaccrual	269	285		84
Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	9,077	8,709	$ 9,200	9,644
Nonaccrual	3	6		22
Current
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,309,123	1,248,690		1,026,474
Current | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	164,583	173,027		101,375
Current | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	153,432	146,871		150,837
Current | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	762,558	714,092		512,208
Current | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	219,476	206,027		252,473
Current | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	9,074	8,673		9,581
Total Past Due
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,697	3,949		3,841
Total Past Due | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	741	1,107		207
Total Past Due | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	201	452		518
Total Past Due | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	739	1,775		1,237
Total Past Due | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	16	585		1,838
Total Past Due | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	30		41
30-59 Days
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	1,603	2,095		2,339
30-59 Days | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	647	62		117
30-59 Days | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	201	129		382
30-59 Days | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	739	1,775		1,196
30-59 Days | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	16	99		626
30-59 Days | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	30		18
60-89 Days
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	94	1,360		1,411
60-89 Days | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	94	746		90
60-89 Days | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	128		94
60-89 Days | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	0		0
60-89 Days | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	486		1,212
60-89 Days | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	0		15
90+ Days
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	494		91
90+ Days | Real estate mortgages | Construction and development
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	299		0
90+ Days | Real estate mortgages | Residential
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	195		42
90+ Days | Real estate mortgages | Commercial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	0		41
90+ Days | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	0	0		0
90+ Days | Consumer and other
Financing Receivable, Past Due [Line Items]
Loans, net of unearned income	$ 0	$ 0		$ 8